ACCOUNTS RECEIVABLE, NET - THIRD PARTIES	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES

9.    ACCOUNTS RECEIVABLE, NET — THIRD PARTIES

Components of accounts receivables, net-third parties are detailed as follows (RMB in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivables - current	23,347,412	14,458,262
Allowance for credit losses - current	(685,231)	(829,410)
Accounts receivable, net - current	22,662,181	13,628,852

As of December 31, 2023 and 2024, accounts receivable with net book value of RMB474 million and RMB646 million were pledged as collateral for the Group’s borrowings (Note 20).

The following table summarizes the activity in the allowance for credit losses related to accounts receivable – current for the year ended December 31, 2022, 2023 and 2024:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
At beginning of year	323,071	584,127	685,231
Addition	394,285	181,771	257,924
Reversal	(114,770)	(76,956)	(113,745)
Write off	(18,459)	(3,711)	—
At end of year	584,127	685,231	829,410

The following table summarizes the activity in the allowance for credit losses related to accounts receivable – non-current for the year ended December 31, 2022, 2023 and 2024:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
At beginning of year	562	—	—
Reversal	(562)	—	—
At end of year	—	—	—